STOCKHOLDERS' (DEFICIT) EQUITY (Detail Textuals 13)	1 Months Ended	9 Months Ended
	Mar. 27, 2015 USD ($) Executive $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001	$ 0.001
Series A Preferred Stock Warrants
Stockholders Equity Note [Line Items]
Aggregate number of warrants	150,000
Exercise price of warrants (in dollars per share) | $ / shares	$ 4.00
Fair value adjustment of warrants | $		$ 190,491
Fair value measurements, valuation technique		Black-Scholes option-pricing model
Expected volatility		375.00%
Risk free interest rate		0.12%
Dividend yield		0.00%
Compensation expense for warrants in salaries, commission and related taxes | $		$ 190,491
Warrants to purchase preferred stock		80,000
Series A Preferred Stock Warrants | Executive
Stockholders Equity Note [Line Items]
Number of executives | Executive	2
Aggregate number of warrants	160,000
Exercise price of warrants (in dollars per share) | $ / shares	$ 4.00
Fair value adjustment of warrants | $	$ 224,000
Fair value measurements, valuation technique	Black-Scholes option-pricing model
Expected volatility	768.00%
Risk free interest rate	0.12%
Dividend yield	0.00%
Compensation expense for warrants in salaries, commission and related taxes | $		$ 126,382
Series A Preferred Stock Warrants | Granted on March 27, 2015 | Vesting on March 27, 2016 | Executive
Stockholders Equity Note [Line Items]
Options vested number of shares	40,000
Series A Preferred Stock Warrants | Granted on March 27, 2015 | Vesting on March 27, 2017 | Executive
Stockholders Equity Note [Line Items]
Options vested number of shares	40,000
Series A Preferred Stock Warrants | Granted on March 27, 2015 | Vesting on March 27, 2018 | Executive
Stockholders Equity Note [Line Items]
Options vested number of shares	40,000
Series A Preferred Stock Warrants | Granted on March 27, 2015 | Vesting on March 27, 2019 | Executive
Stockholders Equity Note [Line Items]
Options vested number of shares	40,000